Losses per share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.1108)	$ (0.1408)	$ (0.1633)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	(0.1108)	(0.1408)	(0.1633)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	(0.1108)	(0.1408)	(0.1633)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.1108)	$ (0.1408)	$ (0.1633)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (81,889)	$ (91,347)	$ (98,811)
Used in calculating basic (losses) per share	(81,889)	(91,347)	(98,811)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (81,889)	$ (91,347)	$ (98,811)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share (in shares)	739,039,547	648,899,589	605,064,036
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share (in shares)	739,039,547	648,899,589	605,064,036